Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the basic and diluted earnings per share computation:
Net (loss) income for earnings per share	$ (2,288)	$ 8,444	$ 4,213
Weighted average shares used in diluted computation - basic and diluted	17,406,069	17,193,189	17,059,575
(Loss) Income per share - basic and diluted	$ (0.13)	$ 0.49	$ 0.25
Number of shares owned by sponsors that were no longer subject to cancellation and were included in the calculation of basic earnings per share computation	361,327	361,327
Number of shares owned by sponsors remaining in escrow and were therefore not included in the calculation of basic earnings per share computation	405,495	405,496